WARRANTS LIABILTY	12 Months Ended
Dec. 31, 2024
Warrants Liabilty
WARRANTS LIABILTY

NOTE 10 - WARRANTS LIABILTY:

As part of the transaction mentioned in note 1, Keyarch’s warrants were converted to the Company’s warrants and recorded in the consolidated financial statements. The exercise price of the warrants is $11.5 and they will expire within five years following the Closing Date, July 2023. Since the warrants’ exercise price is denominated in a currency other than the Company’s functional currency, the warrants are not considered indexed to the Company’s own stock and thus meet the definition of a financial liability. Accordingly, until their exercise, the warrants are measured at fair value each reporting period, and changes in their fair value are recognized in the consolidated statement of operations as part of financial income, net. The warrants are classified within level 1 in the fair value hierarchy and the fair value as of December 31, 2024 is $331 thousand.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)